Equity Awards - RSU (Details) - Restricted stock and restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of restricted stock and restricted stock units activity
Beginning Balance (in shares)	737,950	716,128	727,100
Grants (in shares)	158,748	159,005	75,140
Vested (in shares)	(393,588)	(236,164)	(84,908)
Awards assumed through acquisition of CEC (in shares)		136,324
Forfeitures (in shares)	(34,160)	(37,343)	(1,204)
Ending Balance (in shares)	468,950	737,950	716,128
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested,Weighted Average Grant Date Fair Value [Roll Forward] [Roll Forward]
Beginning Balance, Weighted-average grant price (in dollars per share)	$ 114.43	$ 99.65	$ 97.53
Grants, Weighted-average grant price (in dollars per share)	128.87	93.30	82.18
Awards assumed through acquisition of CEC, Weighted-average grant price (in dollars per share)		118.29
Vested shares, Weighted-average grant price (in dollars per share)	141.75	76.78	66.60
Forfeitures, Weighted-average grant price (in dollars per share)	79.02	83.69	62.28
Ending Balance, Weighted-average grant price (in dollars per share)	$ 98.98	$ 114.43	$ 99.65